Derivative financial instruments - Disclosure of expected notional values of current hedging instruments in future years (Details) - Fair value hedges - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	108,093	103,822
Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	95,612	89,602
Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	12,481	14,220
2025 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	95,612
2025 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	12,481
2026 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	76,744
2026 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	11,728
2027 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	65,798
2027 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	10,965
2028 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	61,019
2028 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	9,494
2029 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	53,609
2029 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	8,850
2030 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	40,763
2030 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	7,821
2031 and later | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	32,092
2031 and later | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	7,076